SCHEDULE OF RESERVES (Details) - AUD ($)	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Schedule Of Reserves
Foreign currency translation	$ 746,819	$ 718,955	$ 756,423
Share-based payments	10,751,832	10,314,324	9,172,148
Total reserves	11,498,651	11,033,279	9,928,571
Reconciliation of foreign currency translation reserve, Balance at the beginning of the financial year	718,955	756,423	789,598
Add: net currency translation gain / (loss)	27,864	(37,468)	(33,175)
Reserve of exchange differences on translation	746,819	718,955	756,423
Reconciliation of share-based payments reserve, Balance at the beginning of the financial year	10,314,324	9,172,148	5,220,334
Add: share-based payments expense
Add: Issue of options/warrants to underwriters
Add: Issue of performance rights	437,508	622,725
Add: Issue of options/warrants		1,542,356
Less: Options expired		(49,438)
Less: Exercise of options/warrants		(973,467)
Reconciliation of share-based payments reserve, Balance at the end of the financial year	$ 10,751,832	$ 10,314,324	$ 9,172,148